Share Capital - Additional Information (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Apr. 30, 2020 CAD ($) Year $ / shares	Apr. 30, 2019 CAD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Warrants issued | shares		3,000,000
Warrants expiration date		Jun. 18, 2021
Grant options percentage	20.00%
Expired shares		948,750
Weighted average exercise price of share options expired		$ 0.88
RSU [member]
Disclosure of classes of share capital [line items]
Vesting period from date of grant	3 years
Vesting portion of each calendar year	one-third
Vesting percentage	50.00%
Fair value per share	$ 0.09	$ 0.075
Expense from sharebased payment | $	$ 30	$ 33
Number of shares granted	0
DSU [member]
Disclosure of classes of share capital [line items]
Life share options granted | Year	3
Shares exercised for a fair value	$ 0.09	$ 0.075
Reduced the liability share based payment | $	$ 90	$ 69
June 18, 2021 [member]
Disclosure of classes of share capital [line items]
Weighted average exercise price, Warrants expired		$ 0.20
Warrants expiration date	Jun. 18, 2021